Other and Intangible Assets, Net - Additional Information (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) Hotel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Number of reporting units | Hotel	3
Impairment charges related to trade names		$ 3,100
Goodwill impairment loss		34,916	$ 0
Impairment charges		38,016
Trade Names
Trade names and customer loyalty program
Amortization expense		5,100	5,100
Loyalty Program
Trade names and customer loyalty program
Amortization expense		4,500	$ 4,500
Trade Names and Loyalty Program
Trade names and customer loyalty program
2018	$ 5,000	5,000
2019	4,600	4,600
2020	$ 1,500	1,500
Isle of Capri Casino Hotel Lake Charles
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment charges related to trade names		1,500
Goodwill impairment loss		11,700
Isle of Capri Casino Lula
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment charges related to trade names		300
Lady Luck Casino Vicksburg
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment charges related to trade names		1,300
Goodwill impairment loss		$ 23,200